Leases (Details) - Schedule of lease expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance lease Cost:
Amortization of right-of-use assets	$ 10,744	$ 115,954	$ 162,611
Interest on lease liabilities	28,549	20,207	10,415
Total finance lease cost	$ 39,293	$ 136,161	$ 173,026